Accrued Expenses and Other Current Liabilities - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 1.0
Payments for restructuring		$ 0.7	$ 0.4
Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.1	$ 0.1
Payments for restructuring	$ 0.1